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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/01
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DG Capital Management, Inc.
                 -------------------------------
   Address:      101 Arch Street
                 -------------------------------
                 Suite 650
                 -------------------------------
                 Boston, MA 02110
                 -------------------------------

Form 13F File Number: 28-06035
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly Voss
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   617-896-1500
         -------------------------------

Signature, Place, and Date of Signing:
/s/ KIMBERLY VOSS                  Boston, MA          1/30/02
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------

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
                            TITLE OF               VALUE     SHRS OR SH/  PUT/  INVESTMENT                 VOTING   AUTHORITY
NAME OF ISSUER               CLASS      CUSIP    (X $1000)   PRN AMT PRN  CALL  DISCRETION  OTHER MANAGERS  SOLE    SHARED   NONE
A. G. EDWARDS INC           COMMON    281760108    4,174       94,500 SH        SOLE                        94,500
ABBOTT LABORATORIES         COMMON    002824100   11,708      210,000 SH        SOLE                       210,000
ABERCROMBIE & FITCH CO      COMMON    002896207    4,964      187,100 SH        SOLE                       187,100
AEROFLEX INC                COMMON    007768104    3,574      188,800 SH        SOLE                       188,800
AMAZON.COM INC              COMMON    023135106    1,082      100,000 SH        SOLE                       100,000
APPLIED FILMS CORP          COMMON    038197109    1,344       43,000 SH        SOLE                        43,000
BAXTER INTERNATIONAL INC    COMMON    071813109    2,682       50,000 SH        SOLE                        50,000
BED BATH & BEYOND INC       COMMON    075896100    5,763      170,000 SH        SOLE                       170,000
BOSTON SCIENTIFIC CORP      COMMON    101137107      470       19,500 SH        SOLE                        19,500
CABLEVISION SYSTEMS CORP    COMMON    12686C109    8,389      176,800 SH        SOLE                       176,800
CITIGROUP INC               COMMON    172967101    7,834      155,200 SH        SOLE                       155,200
CLEAR CHANNEL               COMMON    184502102    8,955      175,900 SH        SOLE                       175,900
COHU INC                    COMMON    192576106    2,587      131,000 SH        SOLE                       131,000
COX COMMUNICATIONS INC      COMMON    224044107    7,573      180,700 SH        SOLE                       180,700
DELL COMPUTER CORP          COMMON    247025109       37        1,350 SH  CALL  SOLE                         1,350
ELECTRONICS FOR IMAGING     COMMON    286082102    4,016      180,000 SH        SOLE                       180,000
FINISAR CORP                COMMON    31787A101    5,341      525,200 SH        SOLE                       525,200
GLOBAL SANTA FE CORP        COMMON    G3930E101    4,278      150,000 SH        SOLE                       150,000
GLOBESPAN INC               COMMON    37957V106    2,461      190,000 SH        SOLE                       190,000
GLOBESPAN INC               COMMON    37957V106       16        1,271 SH  PUT   SOLE                         1,271
GOODRICH CORPORATION        COMMON    382388106       13          500 SH  CALL  SOLE                           500
HALLIBURTON CO              COMMON    406216101    2,620      200,000 SH        SOLE                       200,000
INTEGRATED CIRCUIT SYSTEM   COMMON    45811K208      610       27,000 SH        SOLE                        27,000
INTERNET SECURITY SYSTEMS   COMMON    46060X107    6,870      214,300 SH        SOLE                       214,300
INTERWOVEN INC              COMMON    46114T102    3,604      370,000 SH        SOLE                       370,000
INTUIT INC                  COMMON    461202103    7,854      183,600 SH        SOLE                       183,600
JOHNSON & JOHNSON           COMMON    478160104   10,212      172,800 SH        SOLE                       172,800
LOCKHEED MARTIN CORP        COMMON    539830109    4,410       94,500 SH        SOLE                        94,500
MENTOR GRAPHICS CORP        COMMON    587200106    2,003       85,000 SH        SOLE                        85,000
METRIS COMPANIES INC        COMMON    591598107    3,905      151,900 SH        SOLE                       151,900
MICROCHIP TECHNOLOGY INC    COMMON    595017104    5,981      154,400 SH        SOLE                       154,400
MORGAN STANLEY              COMMON    617446448    7,888      141,000 SH        SOLE                       141,000
NDCHEALTH CORP              COMMON    639480102    1,427       41,300 SH        SOLE                        41,300
NETEGRITY INC               COMMON    64110P107    3,717      192,000 SH        SOLE                       192,000
NETWORK ASSOCIATES INC      COMMON    640938106    5,330      206,200 SH        SOLE                       206,200
OCCIDENTAL PETROLEUM CORP   COMMON    674599105    6,845      258,000 SH        SOLE                       258,000
ORACLE CORP                 COMMON    68389X105    3,453      250,000 SH        SOLE                       250,000
PHARMACIA CORPORATION       COMMON    71713U102    6,824      160,000 SH        SOLE                       160,000
RATIONAL SOFTWARE CORP      COMMON    75409P202    8,122      416,500 SH        SOLE                       416,500
RSA SECURITY INC            COMMON    749719100    3,059      175,200 SH        SOLE                       175,200
SYMBOL TECHNOLOGIES INC     COMMON    871508107    7,092      446,600 SH        SOLE                       446,600
TAIWAN SEMICONDUCTOR INC    COMMON    874039100    3,005      175,000 SH        SOLE                       175,000
TALBOTS INC                 COMMON    874161102    2,378       65,600 SH        SOLE                        65,600
TIBCO SOFTWARE INC          COMMON    88632Q103    3,061      205,000 SH        SOLE                       205,000
TIBCO SOFTWARE INC          COMMON    88632Q103       21        1,389 SH  PUT   SOLE                         1,389
USA NETWORKS INC            COMMON    902984103    5,814      212,900 SH        SOLE                       212,900
WEBMETHODS INC              COMMON    94768C108    1,907      113,800 SH        SOLE                       113,800
WELLS FARGO CORP            COMMON    949746101    4,986      114,700 SH        SOLE                       114,700
WELLS FARGO CORP            COMMON    949746101       30          700 SH  CALL  SOLE                           700

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         None
                                                           --------------------

Form 13F Information Table Entry Total:                    49
                                                           --------------------

Form 13F Information Table Value Total:                    210,290
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.